Commissions and Expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Salaries	€ 1,470	€ 1,471	€ 1,462
Post-employment benefit costs	318	338	335
Social security charges	151	155	145
Other personnel costs	267	294	320
Shares, share appreciation rights, share options	28	28	17
Total	€ 2,234	€ 2,287	€ 2,280